Cash and Cash Equivalents (Excluding Overdrafts) - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Cash and cash equivalents [line items]
Cash and cash equivalents classified as assets held for sale	£ 0
overdrafts	15
Cash and cash equivalents if different from statement	£ 543	£ 937	[1]	£ 1,113		£ 434
US Dollars [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	31.00%	37.00%
Sterling [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	6.00%	24.00%
Other currency [member]
Cash and cash equivalents [line items]
Cash and cash equivalents currency split	63.00%	39.00%

[1]	Comparative balances have been restated – see Note 1b. In addition, the Group has changed the presentation of the consolidated cash flow statement with the aim of simplifying for the reader. The reconciliation to net cash generated from operations is now presented above and certain line items have been aggregated and disaggregated. There has been no change to the classification of cash flows as operating, investing and financing.